CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Revenue	$ 30,013,378	$ 6,755,436
COST OF REVENUE	28,057,111	6,154,396
GROSS PROFIT	1,956,267	601,040
OPERATING EXPENSES
General and administrative expenses	4,852,801	794,099
Depreciation and amortization expense	25,903	9,448
Impairment of goodwill	1,949,884
TOTAL OPERATING EXPENSES	6,828,588	803,547
LOSS FROM OPERATIONS	(4,872,321)	(202,507)
OTHER INCOME (EXPENSE)
Other income		19
Interest expense - related party	(2,592)	(264)
Interest expense	(748,474)	(189,687)
Non-cash interest expense	(886,483)	(16,063)
Other expense	(27,492)	(12,764)
Foreign currency transaction gain (loss)	330,395	(178,967)
TOTAL OTHER EXPENSE	(1,334,646)	(397,726)
LOSS BEFORE INCOME TAXES	(6,206,967)	(600,233)
INCOME TAX EXPENSE	(2,801)	(769)
NET LOSS	(6,209,768)	(601,002)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	(334,766)	55,215
TOTAL OTHER COMPREHENSIVE LOSS	$ (6,544,534)	$ (545,787)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.49)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and Diluted	12,780,013	12,564,824